Financial Instruments - Finance Income and Costs by Category of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	₩ (440,664)	₩ (476,251)	₩ (578,579)
Gain and loss on valuation	(161,735)	(15,565)	83,201
Finance income Gain and loss on G foreign currency	170,098	(142,308)	(382,553)
Gain and loss on disposal	360,787	87,819	146,751
Impairment loss	(123,214)	(248,404)	(142,781)
Others	83,118	12,499	43,980
Total	(111,610)	(782,210)	(829,981)
Other comprehensive income (loss)	(31,389)	310,608	(187,854)
Derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	(61,809)	(72,976)	(46,748)
Gain and loss on disposal	(231,908)	(332,415)	(334,340)
Total	(293,717)	(405,391)	(381,088)
Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	(653,115)	(658,726)	(788,772)
Finance income Gain and loss on G foreign currency	777,935	(283,059)	(665,583)
Gain and loss on disposal		(61)
Others	(9,546)	(28,367)	(138,827)
Total	115,274	(970,213)	(1,593,182)
Derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	(99,942)	57,411	129,949
Gain and loss on disposal	206,362	310,625	357,715
Total	106,420	368,036	487,664
Other comprehensive income (loss)	(143)
Available-for-sale financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	60	431	1,956
Gain and loss on disposal	418,789	127,524	138,782
Impairment loss	(123,214)	(248,404)	(142,781)
Others	92,961	41,000	183,712
Total	388,596	(79,449)	181,669
Other comprehensive income (loss)	(31,389)	310,608	(187,854)
Held-to-maturity financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	236	266	456
Others	7	38	(688)
Total	243	304	(232)
Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	212,155	181,778	207,781
Finance income Gain and loss on G foreign currency	(607,837)	140,751	283,030
Gain and loss on disposal	(32,456)	(17,854)	(15,406)
Others	(304)	(172)	(217)
Total	(428,442)	₩ 304,503	₩ 475,188
Financial Assets Held For Trading [Member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	16
Total	₩ 16